INVESTMENTS IN SECURITIES (Tables)	12 Months Ended
Mar. 31, 2019
INVESTMENTS IN SECURITIES
Schedule of information regarding securities classified as available-for-sale securities

Thousands of Yen
		Gross	Gross
		unrealized	unrealized
March 31, 2018	Cost	gain	loss	Fair value
Available-for-sale securities:
Equity securities	¥107,565	¥741,150	¥—	¥848,715

Schedule of unrealized and realized gains and losses related to equity securities

Thousands of Yen
2019
Net gains and (losses) recognized during the period on equity securities	¥23,400
Less: Net gains and (losses) recognized during the period on equity securities sold during the period	—
Unrealized gains and (losses) recognized during the period on equity securities still held at March 31, 2019	¥23,400